Schedule of Cryptocurrency Mining Equipment (Details)	2 Months Ended
Jun. 30, 2023 USD ($)
Balance beginning	$ 2,928,138
Deposits on equipment during the period
Equipment delivered and transferred to mining equipment	(2,778,138)
Balance ending	150,000
Cryptocurrency Miners [Member]
Balance beginning	2,778,138
Deposits on equipment during the period
Equipment delivered and transferred to mining equipment	(2,778,138)
Balance ending
Mobile Data Centers [Member]
Balance beginning	150,000
Deposits on equipment during the period
Equipment delivered and transferred to mining equipment
Balance ending	$ 150,000